UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2012

[LOGO OF USAA]
   USAA(R)

                                              [GRAPHIC OF USAA REAL RETURN FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA REAL RETURN FUND
       FUND SHARES o INSTITUTIONAL SHARES
       JUNE 30, 2012

 ===============================================

================================================================================

================================================================================

PRESIDENT'S MESSAGE

"AS I HAVE SAID IN THE PAST, HIGH ENERGY
PRICES REDUCE THE AMOUNT OF MONEY AMERICAN
CONSUMERS HAVE TO SPEND ON OTHER THINGS.           [PHOTO OF DANIEL S. McNAMARA]
THE REVERSE IS ALSO TRUE; A DECLINE IN ENERGY
PRICES CAN STIMULATE CONSUMER SPENDING."

--------------------------------------------------------------------------------

AUGUST 2012

Market sentiment fluctuated widely during the six-month reporting period. While it was a bumpy ride for investors, U.S. equities posted gains of approximately 9.5% as measured by the S&P 500(R) Index. This was in stark contrast to the stocks of developed and developing nations, many of which fell during the reporting period. Meanwhile, Treasuries continued to generate strong returns -- much to the surprise of some market participants.

At the beginning of 2012, U.S. economic data -- including the level of unemployment -- appeared to improve. We were skeptical, mainly because we believed the data were temporarily influenced by the unusually mild winter. Nevertheless, investors seized on the "good" news and stocks and riskier asset classes performed well. They extended their gains as the European Central Bank continued its version of quantitative easing (long-term refinancing operations or "LTROs"), flooding the European banking system with Euros.

Though many observers had hoped that U.S. economic activity would accelerate during the spring of this year, the warm winter weather did appear to have pulled demand (and job gains) forward without permanently improving the U.S. economic outlook. At the same time, Europe's problems flared anew, causing investors to shift into safer assets. The U.S. Treasury market extended its rally and yields (which move in the opposite direction of prices) fell to record lows. At one point, the yield on 10-year U.S. Treasuries was 1.45%.

As the reporting period ended, optimism once again dominated the market. Despite a weak global economy, investors hoped that stronger European

================================================================================

================================================================================

Union nations, such as Germany, would relax austerity conditions, promote a pro-growth agenda, and create mechanisms to provide more financial assistance to countries such as Spain and Italy, which suffer from high borrowing costs.

In the United States, politics dominated investors' attention as they focused on the contentious debate over another increase in the nation's debt ceiling. In addition, unless Congress acts, tax hikes and spending cuts, including a large reduction in military spending, will automatically take effect in 2013. (This is the "fiscal cliff" being discussed in the media.) All the same, investors should not lose sight of a growing list of positives. Housing prices are beginning to improve in some of the harder hit markets around the country. Even more encouraging, energy prices have declined. As I have said in the past, high energy prices reduce the amount of money American consumers have to spend on other things. The reverse is also true; a decline in energy prices can stimulate consumer spending. Finally, automobile sales also have picked up as Americans, who have deferred car purchases in recent years, began to replace aging vehicles with new models.

Going forward, risks remain. However, in my opinion, there also are significant opportunities. Rest assured that your team of USAA portfolio managers will do their utmost to stay abreast of changing market conditions as they strive to meet your investment expectations.

From all of us here at USAA Asset Management Company*, thank you for your continued confidence in us.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

================================================================================

================================================================================

TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

   Portfolio of Investments                                                   12

   Notes to Portfolio of Investments                                          28

   Financial Statements                                                       32

   Notes to Financial Statements                                              35

EXPENSE EXAMPLE                                                               50

ADVISORY AGREEMENT                                                            52

The opinions expressed herein should not be considered as promises or advice and are applicable only through the period on the front of this report. The risks of investing in your fund are listed within its prospectus.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

================================================================================

================================================================================

FUND OBJECTIVE

THE USAA REAL RETURN FUND'S (THE FUND) INVESTMENT OBJECTIVE SEEKS A TOTAL RETURN THAT EXCEEDS THE RATE OF INFLATION OVER AN ECONOMIC CYCLE.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund's principal investment strategy is to invest its assets principally in a portfolio of investments that the adviser believes will have a total return that exceeds the rate of inflation over an economic cycle.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

================================================================================

                                                             FUND OBJECTIVE |  1

================================================================================

MANAGERS' COMMENTARY ON THE FUND*

    JOHN P. TOOHEY, CFA                                     ARNOLD J. ESPE, CFA
    Lead Asset Manager                                      MATTHEW FREUND, CFA
                                                            WASIF LATIF
    JULIANNE BASS, CFA
    DAN DENBOW, CFA

--------------------------------------------------------------------------------

o HOW DID THE USAA REAL RETURN FUND (THE FUND SHARES) PERFORM DURING THE REPORTING PERIOD?

    The Fund Shares produced a total return of 4.39% during the six-month period ended June 30, 2012. This compares to a total return of 4.04% for the Barclays U.S. Government Inflation-Linked Bond Index.

o   HOW IS THE FIXED-INCOME PORTION OF THE FUND ALLOCATED?

    At the end of the period, some of the Fund's assets were invested in inflation-indexed bonds known as Treasury Inflation Protected Securities
    (TIPS). TIPS are guaranteed by the full faith and credit of the U.S. government, and their principal value is adjusted to track changes in inflation as measured by the Consumer Price Index. As events in Europe drove a flight to safety, TIPS benefited along with Treasuries despite lowered inflation expectations. As TIPS have risen in value in recent quarters, we have reduced the Fund's exposure to the asset class and deployed funds to other areas. In particular, we

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

    *Effective March 1, 2012, and July 16, 2012, respectively, Mark Johnson and
     Didi Weinblatt retired from USAA Asset Management Company.

================================================================================

2  | USAA REAL RETURN FUND

================================================================================

    sought to capitalize on better valuations in the non-Treasury "spread sectors" of the bond market.

    In addition to TIPS, the Fund invests in a broad mix of investment-grade and high-yield fixed-income securities. The Fund's fixed-income allocation delivered a positive return during the period, as its positions in the non-Treasury "spread sectors" -- such as commercial mortgage-backed securities and the higher-yielding, lower investment-grade segment of the corporate bond market -- performed well. From a longer-term standpoint, we believe these market segments offer a superior trade-off of risk and return potential despite their occasional bouts of volatility.

    The high-yield portion of the Fund is invested primarily in a diversified portfolio of high-yield bonds -- with a bias towards higher-quality issuers within the below-investment-grade market -- and it also holds a portion of its assets in leveraged bank loans, also known as senior loans or syndicated loans. This segment of the Fund finished the first half in positive territory despite the increase in investor risk aversion during April and May of 2012, as the thirst for yield continued to drive robust demand for the asset class.

o   HOW IS THE FUND POSITIONED OUTSIDE OF THE FIXED-INCOME AREA?

    The Fund will typically carry allocations to both gold stocks and real estate-related equity securities. The performance of the gold-oriented portion of the Fund was negative during the period. While the price of gold finished the period slightly higher than where it began, mining company stocks finished sharply lower. Investors were concerned about the impact of energy prices on the operating leverage of companies engaged in gold production. Political uncertainty in mining regions and the potential for changing tax and ownership regimes have also led some gold-oriented investors to hold the metal itself rather than shares of mining companies.

    Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

    The real estate portion of the Fund provides roughly equal exposure to domestic and foreign markets. Our domestic holdings consist of a diversified portfolio that largely consists of real estate investment trusts (REITs). We achieve the international exposure through an exchange-traded fund, or ETF, that owns non-U.S. real estate-related securities. REITs provided positive returns over the period, supported by investor interest in dividend-paying securities in the current low interest rate environment.

    Another portion of the Fund is invested in emerging market equities. While the asset class finished the first quarter in positive territory, it was pressured during the second quarter by the concerns about slowing global growth. Although emerging market stocks can be volatile at times, we continue to hold a positive view on the asset class based on its attractive valuations and the stronger fiscal health of governments relative to their developed-market counterparts.

    The remainder of the Fund is invested in high-quality, large-cap, dividend-paying stocks. We look for stocks with several key features: 1) pricing power that should allow them to outperform in periods of inflation;
    2) an income stream that can augment the Fund's total return; 3) "quality" characteristics such as strong balance sheets, consistent profitability, and industry leadership; and 4) attractive valuations. This portion of the portfolio performed well during the first half of the year, as investors gravitated to market segments viewed as having the greatest degree of insulation from the slowdown in economic growth.

o   WHAT ARE YOUR THOUGHTS ON THE INFLATION OUTLOOK?

    Our outlook for inflation is essentially unchanged. In the near-term, inflation risks are being dampened by the combination of high unemployment, slow economic growth, and modest levels of capacity utilization. In addition, a contraction of bank credit in Europe is a newer -- and potentially important -- deflationary factor in the world

================================================================================

4  | USAA REAL RETURN FUND

================================================================================

    economy. The ratio of bank assets to the economy in Europe is roughly three and a half times the same ratio in the United States, so European bank credit will be an important factor to watch in the months ahead. At the same time, however, we believe the extensive stimulus efforts by the world's central banks indicate that inflation is destined to increase in the years ahead. Fortunately, our high level of flexibility to move among a wide range of asset classes gives us the ability, in our opinion, to construct an all-weather portfolio to excel no matter what the current rate of inflation.

================================================================================

                                           MANAGERS' COMMENTARY ON THE FUND |  5

================================================================================

INVESTMENT OVERVIEW

USAA REAL RETURN FUND SHARES (FUND SHARES)
(Ticker Symbol: USRRX)

--------------------------------------------------------------------------------
                                           6/30/12                  12/31/11
--------------------------------------------------------------------------------
Net Assets                             $176.6 Million            $167.7 Million
Net Asset Value Per Share                  $10.12                     $9.84

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
    12/31/11 to 6/30/12*         1 Year              Since Inception 10/18/10
           4.39%                  2.68%                        4.34%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/11**
--------------------------------------------------------------------------------
Before Reimbursement     1.52%                    After Reimbursement      0.89%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2013, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE FUND SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.85% OF THE FUND SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2013. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

6  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S. GOVERNMENT
                          INFLATION-LINKED               USAA REAL RETURN
                             BOND INDEX                     FUND SHARES
10/31/2010                   $10,000.00                     $10,000.00
11/30/2010                     9,830.72                       9,960.00
12/31/2010                     9,678.60                      10,088.37
 1/31/2011                     9,697.37                      10,088.37
 2/28/2011                     9,780.81                      10,239.25
 3/31/2011                     9,879.83                      10,320.65
 4/30/2011                    10,128.16                      10,563.72
 5/31/2011                    10,159.30                      10,563.72
 6/30/2011                    10,241.15                      10,469.70
 7/31/2011                    10,641.99                      10,561.72
 8/31/2011                    10,728.63                      10,367.46
 9/30/2011                    10,703.48                       9,920.52
10/31/2011                    10,902.70                      10,394.39
11/30/2011                    10,986.94                      10,322.28
12/31/2011                    10,990.94                      10,298.24
 1/31/2012                    11,243.26                      10,654.07
 2/29/2012                    11,206.13                      10,821.52
 3/31/2012                    11,085.56                      10,801.35
 4/30/2012                    11,309.94                      10,832.96
 5/31/2012                    11,499.18                      10,580.05
 6/30/2012                    11,435.30                      10,750.37

                                   [END CHART]

                         Data from 10/31/10 to 6/30/12.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Shares to the following benchmark:

o The Barclays U.S. Government Inflation-Linked Bond Index measures the performance of the U.S. Treasury Inflation Protected Securities ("TIPS") market. The index includes TIPS with one or more years remaining maturity with total outstanding issue size of $500 million or more.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

Indexes are unmanaged and you cannot invest directly in an index.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month of October 31, 2010, while the Fund Shares inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA REAL RETURN FUND INSTITUTIONAL SHARES
(INSTITUTIONAL SHARES) (Ticker Symbol: UIRRX)

--------------------------------------------------------------------------------
                                              6/30/12               12/31/11
--------------------------------------------------------------------------------
Net Assets                                 $77.2 Million         $46.7 Million
Net Asset Value Per Share                     $10.13                 $9.85

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/12
--------------------------------------------------------------------------------
   12/31/11 to 6/30/12*               1 Year          Since Inception 10/18/10
          4.48%                        2.98%                   4.59%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 12/31/11**
--------------------------------------------------------------------------------
Before Reimbursement        0.80%                After Reimbursement       0.69%

               (Includes acquired fund fees and expenses of 0.04%)

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**THE EXPENSE RATIOS REPRESENT THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2012, AND ARE CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH MAY 1, 2013, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES SO THAT THE TOTAL EXPENSES OF THE INSTITUTIONAL SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.65% OF THE INSTITUTIONAL SHARES' AVERAGE NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER MAY 1, 2013. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

THE INSTITUTIONAL SHARES ARE CURRENTLY OFFERED FOR SALE ONLY THROUGH A USAA MANAGED ACCOUNT PROGRAM OR TO A USAA FUND PARTICIPATING IN A FUND-OF-FUNDS INVESTMENT STRATEGY AND NOT TO THE GENERAL PUBLIC.

================================================================================

8  | USAA REAL RETURN FUND

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      BARCLAYS U.S. GOVERNMENT
                          INFLATION-LINKED            USAA REAL RETURN FUND
                             BOND INDEX                INSTITUTIONAL SHARES
10/31/2010                   $10,000.00                     $10,000.00
11/30/2010                     9,830.72                       9,970.00
12/31/2010                     9,678.60                      10,091.00
 1/31/2011                     9,697.37                      10,091.00
 2/28/2011                     9,780.81                      10,241.91
 3/31/2011                     9,879.83                      10,327.65
 4/30/2011                    10,128.16                      10,581.02
 5/31/2011                    10,159.30                      10,581.02
 6/30/2011                    10,241.15                      10,481.44
 7/31/2011                    10,641.99                      10,583.80
 8/31/2011                    10,728.63                      10,389.32
 9/30/2011                    10,703.48                       9,946.91
10/31/2011                    10,902.70                      10,421.56
11/30/2011                    10,986.94                      10,349.33
12/31/2011                    10,990.94                      10,330.72
 1/31/2012                    11,243.26                      10,687.31
 2/29/2012                    11,206.13                      10,855.12
 3/31/2012                    11,085.56                      10,839.63
 4/30/2012                    11,309.94                      10,871.32
 5/31/2012                    11,499.18                      10,617.76
 6/30/2012                    11,435.30                      10,793.65

                                   [END CHART]

                         Data from 10/31/10 to 6/30/12.*

                         See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Real Return Fund Institutional Shares to the benchmark.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*The performance of the Barclays U.S. Government Inflation-Linked Bond Index is calculated from the end of the month, October 31, 2010, while the Institutional Shares' inception date is October 18, 2010. There may be a slight variation of performance numbers because of this difference.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                             TOP 10 EQUITY HOLDINGS*
                                  AS OF 6/30/12
                                (% of Net Assets)

Vanguard MSCI Emerging Markets ETF** ....................................  7.8%
SPDR Dow Jones International Real Estate ETF ............................  1.2%
Chevron Corp. ...........................................................  0.5%
Microsoft Corp. .........................................................  0.4%
Exxon Mobil Corp. .......................................................  0.4%
Johnson & Johnson .......................................................  0.4%
Royal Gold, Inc. ........................................................  0.4%
General Electric Co. ....................................................  0.3%
United Parcel Service, Inc. "B" .........................................  0.3%
Wells Fargo & Co. .......................................................  0.3%

 * Excludes Money Market Instruments

** Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in amounts exeeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

10  | USAA REAL RETURN FUND

================================================================================

                              TOP 10 BOND HOLDINGS*
                                  AS OF 6/30/12
                                (% of Net Assets)

U.S. Treasury Inflation-Indexed Notes 1.25%, 7/15/2020 ..................  3.9%
U.S. Treasury Inflation-Indexed Notes 2.50%, 1/15/2029 ..................  3.5%
iShares iBoxx High Yield Corporate Bond Fund** ..........................  2.0%
Calpine Construction Finance Co., LP ....................................  1.1%
TransCanada Pipelines Ltd. ..............................................  0.8%
Hutchison Whampoa Ltd. ..................................................  0.8%
Nextel Communications, Inc. .............................................  0.8%
Lincoln National Corp. ..................................................  0.8%
Bear Stearns Commercial Mortgage Securities, Inc. .......................  0.7%
QBE Capital Funding III, LP .............................................  0.7%

                               TOP 10 INDUSTRIES*
                                  AS OF 6/30/12
                                (% of Net Assets)

U.S. Government ........................................................  8.3%
Commercial Mortgage-Backed Securities ..................................  5.3%
Oil & Gas Storage & Transportation .....................................  4.8%
Gold ...................................................................  4.3%
Other Diversified Financial Services ...................................  4.0%
Life & Health Insurance ................................................  2.9%
Multi-Line Insurance ...................................................  2.6%
Regional Banks .........................................................  2.6%
Property & Casualty Insurance ..........................................  2.6%
Independent Power Producers & Energy Traders ...........................  2.5%

 * Excludes Money Market Instruments
** Pursuant to a Securities and Exchange Commission (SEC) exemptive order, the Fund may invest in amounts exeeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

You will find a complete list of securities that the Fund owns on pages 12-27.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            U.S. EQUITY SECURITIES (11.6%)

            COMMON STOCKS (10.7%)

            CONSUMER DISCRETIONARY (1.1%)
            -----------------------------
            ADVERTISING (0.1%)
     7,400  Omnicom Group, Inc.                                                               $    360
                                                                                              --------
            APPAREL RETAIL (0.0%)
     2,900  Limited Brands, Inc.                                                                   123
                                                                                              --------
            CABLE & SATELLITE (0.2%)
    18,441  Comcast Corp. "A"                                                                      590
                                                                                              --------
            GENERAL MERCHANDISE STORES (0.1%)
     3,700  Target Corp.                                                                           215
                                                                                              --------
            HOME IMPROVEMENT RETAIL (0.2%)
     7,510  Home Depot, Inc.                                                                       398
                                                                                              --------
            MOVIES & ENTERTAINMENT (0.2%)
     9,700  Walt Disney Co.                                                                        470
                                                                                              --------
            RESTAURANTS (0.3%)
     7,675  McDonald's Corp.                                                                       680
                                                                                              --------
            Total Consumer Discretionary                                                         2,836
                                                                                              --------
            CONSUMER STAPLES (1.7%)
            -----------------------
            DRUG RETAIL (0.2%)
    10,907  CVS Caremark Corp.                                                                     510
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.3%)
     5,031  Colgate-Palmolive Co.                                                                  524
     4,238  Procter & Gamble Co.                                                                   259
                                                                                              --------
                                                                                                   783
                                                                                              --------
            HYPERMARKETS & SUPER CENTERS (0.2%)
     7,300  Wal-Mart Stores, Inc.                                                                  509
                                                                                              --------
            PACKAGED FOODS & MEAT (0.2%)
    14,950  Kraft Foods, Inc. "A"                                                                  578
                                                                                              --------
            SOFT DRINKS (0.4%)
     3,630  Coca-Cola Co.                                                                          284

================================================================================

12  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
     9,385  PepsiCo, Inc.                                                                     $    663
                                                                                              --------
                                                                                                   947
                                                                                              --------
            TOBACCO (0.4%)
     2,270  Lorillard, Inc.                                                                        299
     8,249  Philip Morris International, Inc.                                                      720
                                                                                              --------
                                                                                                 1,019
                                                                                              --------
            Total Consumer Staples                                                               4,346
                                                                                              --------
            ENERGY (1.2%)
            -------------
            INTEGRATED OIL & GAS (1.0%)
    11,202  Chevron Corp.                                                                        1,182
    11,065  Exxon Mobil Corp.                                                                      947
     4,250  Occidental Petroleum Corp.                                                             364
                                                                                              --------
                                                                                                 2,493
                                                                                              --------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
     4,310  Schlumberger Ltd.                                                                      280
                                                                                              --------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    11,718  Spectra Energy Corp.                                                                   340
                                                                                              --------
            Total Energy                                                                         3,113
                                                                                              --------
            FINANCIALS (1.2%)
            -----------------
            CONSUMER FINANCE (0.1%)
     3,887  American Express Co.                                                                   226
                                                                                              --------
            DIVERSIFIED BANKS (0.3%)
    21,726  Wells Fargo & Co.                                                                      727
                                                                                              --------
            LIFE & HEALTH INSURANCE (0.4%)
    16,855  MetLife, Inc.                                                                          520
    14,730  Principal Financial Group, Inc.                                                        386
                                                                                              --------
                                                                                                   906
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
    10,319  JPMorgan Chase & Co.                                                                   369
                                                                                              --------
            PROPERTY & CASUALTY INSURANCE (0.1%)
     4,300  Travelers Companies, Inc.                                                              274
                                                                                              --------
            REGIONAL BANKS (0.1%)
     9,010  BB&T Corp.                                                                             278
                                                                                              --------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    28,225  People's United Financial, Inc.                                                        328
                                                                                              --------
            Total Financials                                                                     3,108
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            HEALTH CARE (1.4%)
            ------------------
            HEALTH CARE EQUIPMENT (0.1%)
     9,148  Medtronic, Inc.                                                                   $    354
                                                                                              --------
            HEALTH CARE SERVICES (0.1%)
     2,660  Quest Diagnostics, Inc.                                                                159
                                                                                              --------
            MANAGED HEALTH CARE (0.1%)
     4,690  UnitedHealth Group, Inc.                                                               275
                                                                                              --------
            PHARMACEUTICALS (1.1%)
     8,030  Abbott Laboratories                                                                    518
    13,348  Johnson & Johnson                                                                      902
    15,260  Merck & Co., Inc.                                                                      637
    31,300  Pfizer, Inc.                                                                           720
                                                                                              --------
                                                                                                 2,777
                                                                                              --------
            Total Health Care                                                                    3,565
                                                                                              --------
            INDUSTRIALS (1.2%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
     5,560  United Technologies Corp.                                                              420
                                                                                              --------
            AIR FREIGHT & LOGISTICS (0.3%)
     9,269  United Parcel Service, Inc. "B"                                                        730
                                                                                              --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
     4,000  Caterpillar, Inc.                                                                      340
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    10,463  Republic Services, Inc.                                                                277
                                                                                              --------
            INDUSTRIAL CONGLOMERATES (0.4%)
     2,520  3M Co.                                                                                 226
    35,535  General Electric Co.                                                                   740
                                                                                              --------
                                                                                                   966
                                                                                              --------
            INDUSTRIAL MACHINERY (0.1%)
     5,390  Stanley Black & Decker, Inc.                                                           347
                                                                                              --------
            Total Industrials                                                                    3,080
                                                                                              --------
            INFORMATION TECHNOLOGY (1.8%)
            -----------------------------
            APPLICATION SOFTWARE (0.1%)
     2,520  Intuit, Inc.                                                                           150
                                                                                              --------
            COMMUNICATIONS EQUIPMENT (0.3%)
    17,010  Cisco Systems, Inc.                                                                    292
     7,300  Motorola Solutions, Inc.                                                               351
                                                                                              --------
                                                                                                   643
                                                                                              --------

================================================================================

14  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            COMPUTER HARDWARE (0.2%)
       860  Apple, Inc.*                                                                      $    502
                                                                                              --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     9,377  Automatic Data Processing, Inc.                                                        522
                                                                                              --------
            IT CONSULTING & OTHER SERVICES (0.2%)
     2,839  International Business Machines Corp.                                                  555
                                                                                              --------
            SEMICONDUCTORS (0.4%)
    21,880  Intel Corp.                                                                            583
     5,290  Texas Instruments, Inc.                                                                152
     7,120  Xilinx, Inc.                                                                           239
                                                                                              --------
                                                                                                   974
                                                                                              --------
            SYSTEMS SOFTWARE (0.4%)
    32,580  Microsoft Corp.                                                                        996
     5,173  Oracle Corp.                                                                           154
                                                                                              --------
                                                                                                 1,150
                                                                                              --------
            Total Information Technology                                                         4,496
                                                                                              --------
            MATERIALS (0.4%)
            ----------------
            DIVERSIFIED CHEMICALS (0.2%)
     4,300  E.I. du Pont de Nemours & Co.                                                          217
     2,074  PPG Industries, Inc.                                                                   220
                                                                                              --------
                                                                                                   437
                                                                                              --------
            INDUSTRIAL GASES (0.1%)
     3,834  Praxair, Inc.                                                                          417
                                                                                              --------
            PAPER PRODUCTS (0.1%)
     7,300  International Paper Co.                                                                211
                                                                                              --------
            Total Materials                                                                      1,065
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.3%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    17,913  AT&T, Inc.                                                                             639
                                                                                              --------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.1%)
     4,770  Southern Co.                                                                           221
                                                                                              --------
            MULTI-UTILITIES (0.3%)
    10,500  CenterPoint Energy, Inc.                                                               217
    15,400  CMS Energy Corp.                                                                       362

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
     7,301  Xcel Energy, Inc.                                                                 $    207
                                                                                              --------
                                                                                                   786
                                                                                              --------
            Total Utilities                                                                      1,007
                                                                                              --------
            Total Common Stocks (cost: $25,404)                                                 27,255
                                                                                              --------
            PREFERRED SECURITIES (0.9%)

            FINANCIALS (0.5%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    40,000  Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                           1,099
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.4%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    40,000  Qwest Corp., 7.38%, cumulative                                                       1,059
                                                                                              --------
            Total Preferred Securities (cost: $2,121)                                            2,158
                                                                                              --------
            Total U.S. Equity Securities (cost: $27,525)                                        29,413
                                                                                              --------
            INTERNATIONAL EQUITY SECURITIES (9.3%)

            COMMON STOCKS (0.5%)

            CONSUMER STAPLES (0.1%)
            -----------------------
            PACKAGED FOODS & MEAT (0.1%)
     6,710  Unilever N.V.                                                                          224
                                                                                              --------
            ENERGY (0.2%)
            -------------
            INTEGRATED OIL & GAS (0.2%)
     5,283  Royal Dutch Shell plc "A" ADR                                                          356
                                                                                              --------
            HEALTH CARE (0.1%)
            ------------------
            PHARMACEUTICALS (0.1%)
     5,360  Novartis AG ADR                                                                        300
                                                                                              --------
            TELECOMMUNICATION SERVICES (0.1%)
            ---------------------------------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     7,665  Vodafone Group plc ADR                                                                 216
                                                                                              --------
            Total Common Stocks (cost: $1,074)                                                   1,096
                                                                                              --------
            PREFERRED SECURITIES (1.0%)

            FINANCIALS (1.0%)
            -----------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    40,000  ING Groep N.V., 7.20%, perpetual                                                       943
    10,000  ING Groep N.V., 8.50%, perpetual                                                       255
                                                                                              --------
                                                                                                 1,198
                                                                                              --------

================================================================================

16  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                                                           VALUE
$(000)/SHARES  SECURITY                                                                          (000)
------------------------------------------------------------------------------------------------------
               REINSURANCE (0.5%)
      $ 1,500  Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                        $  1,383
                                                                                              --------
               Total Financials                                                                  2,581
                                                                                              --------
               Total Preferred Securities (cost: $2,496)                                         2,581
                                                                                              --------
               EXCHANGE-TRADED FUNDS (7.8%)
      497,150  Vanguard MSCI Emerging Markets ETF (cost: $22,136)                               19,861
                                                                                              --------
               Total International Equity Securities (cost: $25,706)                            23,538
                                                                                              --------
               PRECIOUS METALS AND MINERALS SECURITIES (4.7%)

               GOLD (4.3%)

               AFRICAN GOLD COMPANIES (0.4%)
       18,500  AngloGold Ashanti Ltd. ADR                                                          635
       30,000  Gold Fields Ltd. ADR                                                                385
                                                                                              --------
                                                                                                 1,020
                                                                                              --------
               AUSTRALIAN GOLD COMPANIES (0.2%)
       25,000  Newcrest Mining Ltd.(b)                                                             588
                                                                                              --------
               EUROPEAN GOLD COMPANIES (0.2%)
        4,000  Randgold Resources Ltd. ADR                                                         360
                                                                                              --------
               NORTH AMERICAN GOLD COMPANIES (3.3%)
       15,000  Agnico-Eagle Mines Ltd.                                                             607
       15,000  Alamos Gold, Inc.                                                                   234
       19,000  Allied Nevada Gold Corp.*                                                           539
       55,000  AuRico Gold, Inc.*                                                                  440
       11,200  Barrick Gold Corp.                                                                  421
       25,000  Centerra Gold, Inc.                                                                 175
      104,700  Dundee Precious Metals, Inc.*                                                       630
       54,000  Eldorado Gold Corp.                                                                 665
       17,200  Goldcorp, Inc.                                                                      646
       55,000  IAMGOLD Corp.                                                                       649
       46,000  Kinross Gold Corp.                                                                  375
       12,300  Newmont Mining Corp.                                                                597
       72,000  Osisko Mining Corp.*                                                                495
       11,400  Royal Gold, Inc.                                                                    894
      100,000  Semafo, Inc.                                                                        459
       39,000  Yamana Gold, Inc.                                                                   601
                                                                                              --------
                                                                                                 8,427
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

------------------------------------------------------------------------------------------------------
                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            SOUTH AMERICAN GOLD COMPANIES (0.2%)
    13,000  Compania de Minas Buenaventura S.A. ADR                                           $    494
                                                                                              --------
            Total Gold (cost: $12,987)                                                          10,889
                                                                                              --------
            PLATINUM GROUP METALS (0.2%)
    26,000  Impala Platinum Holdings Ltd.(b) (cost: $649)                                          432
                                                                                              --------
            SILVER (0.2%)
    36,000  Pan American Silver Corp. (cost: $822)                                                 608
                                                                                              --------
            Total Precious Metals and Minerals Securities (cost: $14,458)                       11,929
                                                                                              --------
            GLOBAL REAL ESTATE EQUITY SECURITIES (2.7%)
            COMMON STOCKS (1.5%)
            REITs - INDUSTRIAL (0.1%)
    10,700  ProLogis, Inc.                                                                         356
                                                                                              --------
            REITs - OFFICE (0.2%)
     3,500  Boston Properties, Inc.                                                                379
                                                                                              --------
            REITs - RESIDENTIAL (0.4%)
     2,550  AvalonBay Communities, Inc.                                                            361
     4,900  Equity LifeStyle Properties, Inc.                                                      338
     5,500  Equity Residential Properties Trust                                                    343
                                                                                              --------
                                                                                                 1,042
                                                                                              --------
            REITs - RETAIL (0.3%)
     7,300  Regency Centers Corp.                                                                  347
     2,400  Simon Property Group, Inc.                                                             374
                                                                                              --------
                                                                                                   721
                                                                                              --------
            REITs - SPECIALIZED (0.5%)
    15,500  Extra Space Storage, Inc.                                                              474
    19,000  Healthcare Realty Trust, Inc.                                                          453
    21,000  Host Hotels & Resorts, Inc.                                                            332
                                                                                              --------
                                                                                                 1,259
                                                                                              --------
            Total Common Stocks (cost: $2,954)                                                   3,757
                                                                                              --------
            EXCHANGE-TRADED FUNDS (1.2%)

            REITs - DIVERSIFIED (1.2%)
    88,000  SPDR Dow Jones International Real Estate ETF (cost: $3,441)                          3,237
                                                                                              --------
            Total Global Real Estate Equity Securities (cost: $6,395)                            6,994
                                                                                              --------

================================================================================

18  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            BONDS (66.4%)

            CORPORATE OBLIGATIONS (37.1%)

            CONSUMER DISCRETIONARY (2.0%)
            -----------------------------
            APPAREL RETAIL (0.4%)
    $1,000  Limited Brands, Inc.                                6.95%        3/01/2033        $    975
                                                                                              --------
            CABLE & SATELLITE (0.4%)
     1,000  Atlantic Broadband Finance, LLC(d)                  5.25         4/04/2019           1,004
                                                                                              --------
            CASINOS & GAMING (0.4%)
     1,000  Harrah's Operating Co., Inc.                       11.25         6/01/2017           1,093
                                                                                              --------
            RESTAURANTS (0.4%)
       975  Dunkin' Brands, Inc.(d)                             4.00        11/23/2017             964
                                                                                              --------
            SPECIALTY STORES (0.4%)
     1,000  Harbor Freight Tools USA, Inc.(d)                   5.50        11/14/2017             998
                                                                                              --------
            Total Consumer Discretionary                                                         5,034
                                                                                              --------
            CONSUMER STAPLES (1.2%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
     1,000  Archer-Daniels-Midland Co.                          0.63(c)      8/13/2012           1,001
                                                                                              --------
            HOUSEHOLD PRODUCTS (0.4%)
     1,000  Procter & Gamble Co.                                0.51(c)     11/14/2012           1,001
                                                                                              --------
            SOFT DRINKS (0.4%)
     1,000  Coca-Cola Co.                                       0.42(c)      3/14/2014           1,002
                                                                                              --------
            Total Consumer Staples                                                               3,004
                                                                                              --------
            ENERGY (6.1%)
            -------------
            COAL & CONSUMABLE FUELS (0.3%)
     1,000  Alpha Natural Resources, Inc.                       6.00         6/01/2019             857
                                                                                              --------
            OIL & GAS DRILLING (0.4%)
     1,000  Precision Drilling Corp.                            6.63        11/15/2020           1,035
                                                                                              --------
            OIL & GAS EQUIPMENT & SERVICES (0.5%)
     1,230  Exterran Holdings, Inc.                             7.25        12/01/2018           1,187
                                                                                              --------
            OIL & GAS EXPLORATION & PRODUCTION (1.0%)
       500  Berry Petroleum Co.                                 6.75        11/01/2020             525
     1,000  Everest Acquisition, LLC(a)                         6.88         5/01/2019           1,046
     1,000  QEP Resources, Inc.                                 6.80         3/01/2020           1,103
                                                                                              --------
                                                                                                 2,674
                                                                                              --------
            OIL & GAS STORAGE & TRANSPORTATION (3.9%)
     1,000  Copano Energy, LLC                                  7.13         4/01/2021           1,035
     1,000  Enbridge Energy Partners, LP                        8.05        10/01/2037           1,085

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
    $1,000  Enterprise Products Operating, LP                   7.00%        6/01/2067        $  1,005
     1,000  Genesis Energy, LP                                  7.88        12/15/2018           1,030
       500  Markwest Energy Partners Finance Corp.              6.25         6/15/2022             517
       875  Martin Midstream Partners, LP                       8.88         4/01/2018             888
     1,000  NGPL PipeCo, LLC(d)                                 6.75         9/15/2017             982
     1,000  NGPL PipeCo, LLC(a)                                 9.63         6/01/2019           1,075
     1,000  Southern Union Co.                                  3.48(c)     11/01/2066             819
     1,310  Targa Resources Partners, LP(a)                     6.88         2/01/2021           1,369
                                                                                              --------
                                                                                                 9,805
                                                                                              --------
            Total Energy                                                                        15,558
                                                                                              --------
            FINANCIALS (15.4%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.1%)
     1,000  Bank of New York Mellon                             0.75(c)      1/31/2014           1,002
       890  NTC Capital I                                       0.99(c)      1/15/2027             748
     1,500  State Street Capital Trust IV                       1.47(c)      6/15/2037           1,089
                                                                                              --------
                                                                                                 2,839
                                                                                              --------
            CONSUMER FINANCE (2.0%)
     1,000  Ally Financial, Inc.                                7.50         9/15/2020           1,127
     1,000  American Express Co.                                6.80         9/01/2066           1,037
     1,000  American Express Credit Corp.                       1.32(c)      6/24/2014           1,007
     1,000  American Honda Finance Corp.(a)                     0.84(c)     11/07/2012           1,002
     1,000  Toyota Motor Credit Corp.                           0.62(c)     11/15/2012           1,001
                                                                                              --------
                                                                                                 5,174
                                                                                              --------
            LIFE & HEALTH INSURANCE (2.5%)
     1,000  Great-West Life & Annuity Insurance Co.(a)          7.15         5/16/2046           1,000
     2,000  Lincoln National Corp.                              7.00         5/17/2066           1,920
     1,000  New York Life Global Funding(a)                     0.73(c)      4/04/2014           1,000
     1,000  Principal Financial Global Fund, LLC                0.99(c)      1/10/2031             770
       100  Prudential Financial, Inc.                          8.88         6/15/2038             119
     1,500  StanCorp Financial Group, Inc.                      6.90         6/01/2067           1,434
                                                                                              --------
                                                                                                 6,243
                                                                                              --------
            MULTI-LINE INSURANCE (1.7%)
     1,000  Genworth Financial, Inc.                            6.15        11/15/2066             580
     2,000  Glen Meadow(a)                                      6.51         2/12/2067           1,455
     1,500  Nationwide Mutual Insurance Co.(a)                  5.81        12/15/2024           1,365
     1,000  ZFS Finance USA Trust II(a)                         6.45        12/15/2065           1,005
                                                                                              --------
                                                                                                 4,405
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (2.2%)
     1,000  ABN AMRO North America Holding Co.(a)               6.47                 -(e)          894
     1,000  Countrywide Financial Corp.                         6.25         5/15/2016           1,042
     1,000  General Electric Capital Corp.                      1.10(c)      4/07/2014             999

================================================================================

20  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
    $1,000  General Electric Capital Corp.                      6.38%       11/15/2067        $  1,044
     1,000  ILFC E-Capital Trust I(a)                           4.28(c)     12/21/2065             679
     1,500  JPMorgan Chase Capital XXI                          1.42(c)      2/02/2037           1,018
                                                                                              --------
                                                                                                 5,676
                                                                                              --------
            PROPERTY & CASUALTY INSURANCE (1.8%)
     1,000  Allstate Corp.                                      6.13         5/15/2037             989
     1,000  Chubb Corp.                                         6.38         3/29/2067           1,037
       500  HSB Group, Inc.                                     1.38(c)      7/15/2027             378
     1,000  Ironshore Holdings, Inc.(a)                         8.50         5/15/2020           1,094
     1,000  Progressive Corp.                                   6.70         6/15/2037           1,041
                                                                                              --------
                                                                                                 4,539
                                                                                              --------
            REGIONAL BANKS (2.5%)
     1,000  BB&T Corp.                                          1.17(c)      4/28/2014           1,006
     1,000  CoBank ACB(a)                                       1.07(c)      6/15/2022             800
     1,000  Fifth Third Capital Trust IV                        6.50         4/15/2037             997
     1,000  First Maryland Capital Trust I                      1.47(c)      1/15/2027             735
     1,000  Huntington Capital III                              6.65         5/15/2037             985
     1,000  KeyCorp Capital I                                   1.21(c)      7/01/2028             765
     1,000  Regions Financial Corp.                             7.75        11/10/2014           1,082
                                                                                              --------
                                                                                                 6,370
                                                                                              --------
            REITs - INDUSTRIAL (0.7%)
     1,500  DuPont Fabros Technology, LP                        8.50        12/15/2017           1,658
                                                                                              --------
            REITs - SPECIALIZED (0.9%)
     1,000  Host Hotels & Resorts, LP                           5.88         6/15/2019           1,085
     1,000  OMEGA Healthcare Investors, Inc.                    6.75        10/15/2022           1,073
                                                                                              --------
                                                                                                 2,158
                                                                                              --------
            Total Financials                                                                    39,062
                                                                                              --------
            HEALTH CARE (0.4%)
            ------------------
            PHARMACEUTICALS (0.4%)
     1,000  Mylan, Inc.(a)                                      6.00        11/15/2018           1,057
                                                                                              --------
            INDUSTRIALS (2.7%)
            ------------------
            AEROSPACE & DEFENSE (0.7%)
     1,000  Textron Financial Corp.(a)                          6.00         2/15/2067             795
     1,000  United Technologies Corp.                           0.75(c)     12/02/2013           1,004
                                                                                              --------
                                                                                                 1,799
                                                                                              --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
     1,000  Caterpillar, Inc.                                   0.57(c)     11/21/2012           1,001
     1,000  John Deere Capital Corp.                            0.69(c)      3/03/2014           1,003
                                                                                              --------
                                                                                                 2,004
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.4%)
    $1,000  Mobile Mini, Inc.                                   7.88%       12/01/2020        $  1,065
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
     1,000  Clean Harbors, Inc.                                 7.63         8/15/2016           1,049
                                                                                              --------
            SECURITY & ALARM SERVICES (0.4%)
     1,000  Geo Group, Inc.                                     6.63         2/15/2021           1,037
                                                                                              --------
            Total Industrials                                                                    6,954
                                                                                              --------
            INFORMATION TECHNOLOGY (1.2%)
            -----------------------------
            APPLICATION SOFTWARE (0.4%)
     1,000  Magic Newco, LLC(d)                                 7.25        12/20/2019             981
                                                                                              --------
            DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
     1,000  SunGard Data Systems, Inc.                          7.38        11/15/2018           1,078
                                                                                              --------
            OFFICE ELECTRONICS (0.4%)
     1,000  Xerox Corp.                                         1.29(c)      5/16/2014             999
                                                                                              --------
            Total Information Technology                                                         3,058
                                                                                              --------
            MATERIALS (0.6%)
            ----------------
            METAL & GLASS CONTAINERS (0.6%)
     1,000  Ball Corp.                                          5.75         5/15/2021           1,080
       500  Crown Americas Capital Corp. III                    6.25         2/01/2021             549
                                                                                              --------
            Total Materials                                                                      1,629
                                                                                              --------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
     1,000  Frontier Communications Corp.                       7.88         1/15/2027             893
                                                                                              --------
            WIRELESS TELECOMMUNICATION SERVICES (1.1%)
     2,000  Nextel Communications, Inc.                         7.38         8/01/2015           2,005
     1,000  NII Capital Corp.                                   7.63         4/01/2021             862
                                                                                              --------
                                                                                                 2,867
                                                                                              --------
            Total Telecommunication Services                                                     3,760
                                                                                              --------
            UTILITIES (6.0%)
            ----------------
            ELECTRIC UTILITIES (1.7%)
     1,000  FPL Group Capital, Inc.                             6.65         6/15/2067           1,025
     1,000  NV Energy, Inc.                                     6.25        11/15/2020           1,121
     1,000  PPL Capital Funding, Inc.                           6.70         3/30/2067           1,000
     1,918  Texas Competitive Electric Holdings Co., LLC(d)     4.74        10/10/2017           1,152
                                                                                              --------
                                                                                                 4,298
                                                                                              --------

================================================================================

22  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.5%)
    $1,000  AES Corp.(a)                                        7.38%        7/01/2021        $  1,118
     2,500  Calpine Construction Finance Co., LP(a)             7.50         2/15/2021           2,725
       988  Calpine Corp.(d)                                    4.50         4/02/2018             982
       500  IPALCO Enterprises, Inc.                            5.00         5/01/2018             509
     1,000  Reliant Energy, Inc.                                7.63         6/15/2014           1,025
                                                                                              --------
                                                                                                 6,359
                                                                                              --------
            MULTI-UTILITIES (1.8%)
     1,000  Dominion Resources, Inc.                            2.76(c)      9/30/2066             904
     1,000  Integrys Energy Group, Inc.                         6.11        12/01/2066           1,001
     1,500  Puget Sound Energy, Inc.                            6.97         6/01/2067           1,514
     1,000  Wisconsin Energy Corp.                              6.25         5/15/2067           1,041
                                                                                              --------
                                                                                                 4,460
                                                                                              --------
            Total Utilities                                                                     15,117
                                                                                              --------
            Total Corporate Obligations (cost: $95,361)                                         94,233
                                                                                              --------
            EURODOLLAR AND YANKEE OBLIGATIONS (9.7%)

            CONSUMER STAPLES (0.6%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
     1,000  Viterra, Inc.(a)                                    5.95         8/01/2020           1,097
                                                                                              --------
            PACKAGED FOODS & MEAT (0.2%)
       500  JBS S.A.                                           10.50         8/04/2016             520
                                                                                              --------
            Total Consumer Staples                                                               1,617
                                                                                              --------
            ENERGY (0.8%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.8%)
     2,000  TransCanada Pipelines Ltd.                          6.35         5/15/2067           2,062
                                                                                              --------
            FINANCIALS (5.5%)
            -----------------
            CONSUMER FINANCE (0.4%)
     1,000  Daimler Finance NA, LLC(a)                          1.25(c)      4/10/2014           1,001
                                                                                              --------
            DIVERSIFIED BANKS (2.1%)
       580  Barclays Bank plc                                   1.00(c)     11/29/2049             269
     1,000  Commonwealth Bank of Australia(a)                   1.20(c)      3/17/2014           1,002
     2,000  HSBC Bank plc                                       1.00(c)              -(e)          980
     1,000  National Australia Bank Ltd.(a)                     1.42(c)      7/25/2014           1,006
     1,000  Nordea Bank AB(a)                                   1.37(c)      1/14/2014           1,001
     1,000  Westpac Banking Corp.(a)                            1.72(c)      1/30/2014           1,008
                                                                                              --------
                                                                                                 5,266
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
    $1,000  Deutsche Bank Capital Trust IV                      4.59%(c)             -(e)     $    676
                                                                                              --------
            MULTI-LINE INSURANCE (0.9%)
     2,000  AXA S.A.                                            1.98(c)              -(e)          960
     1,564  Oil Insurance Ltd.(a)                               3.45(c)              -(e)        1,365
                                                                                              --------
                                                                                                 2,325
                                                                                              --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
     1,000  KFW                                                 0.54(c)      3/13/2015           1,001
       800  Santander U.S. Debt S.A.(a)                         2.49         1/18/2013             784
                                                                                              --------
                                                                                                 1,785
                                                                                              --------
            PROPERTY & CASUALTY INSURANCE (0.7%)
     2,000  QBE Capital Funding III, LP(a)                      7.25         5/24/2041           1,808
                                                                                              --------
            SOVEREIGN DEBT (0.4%)
     1,000  Kommunalbanken A/S (NBGA)(a)                        0.57(c)     10/21/2013           1,000
                                                                                              --------
            Total Financials                                                                    13,861
                                                                                              --------
            HEALTH CARE (0.6%)
            ------------------
            PHARMACEUTICALS (0.6%)
     1,500  Valeant Pharmaceuticals International, Inc.(a)      6.75         8/15/2021           1,478
                                                                                              --------
            INDUSTRIALS (0.8%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.8%)
     2,000  Hutchison Whampoa Ltd.(a)                           6.00                 -(e)        2,060
                                                                                              --------
            MATERIALS (1.4%)
            ----------------
            DIVERSIFIED METALS & MINING (0.4%)
     1,000  Calcipar S.A.(a)                                    6.88         5/01/2018             990
                                                                                              --------
            PAPER PRODUCTS (0.6%)
     1,500  Mercer International, Inc.                          9.50        12/01/2017           1,552
                                                                                              --------
            STEEL (0.4%)
     1,000  FMG Resources (August 2006) Proprietary Ltd.        7.00        11/01/2015           1,025
                                                                                              --------
            Total Materials                                                                      3,567
                                                                                              --------
            Total Eurodollar and Yankee Obligations (cost: $24,239)                             24,645
                                                                                              --------
            ASSET-BACKED SECURITIES (2.2%)

            FINANCIALS (2.2%)
            -----------------
            ASSET-BACKED FINANCING (2.2%)
       925  Ari Fleet Lease Trust(a)                            0.79         3/15/2020             931
     1,000  Arran Residential Mortgages Funding plc(a)          1.93        11/19/2047           1,003

================================================================================

24  | USAA REAL RETURN FUND

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
    $1,000  Bank of America Credit Card Trust                   4.99%        3/15/2016        $  1,051
       578  GE Equipment Transportation, LLC                    0.77        10/21/2013             579
     1,000  Holmes Master Issuer plc(a)                         1.87        10/15/2054           1,005
       826  MMAF Equipment Finance, LLC(a)                      0.90         4/15/2014             826
       169  Westlake Automobile Receivables Trust(a)            1.08         7/15/2013             169
                                                                                              --------
            Total Financials                                                                     5,564
                                                                                              --------
            Total Asset-Backed Securities (cost: $5,548)                                         5,564
                                                                                              --------
            COMMERCIAL MORTGAGE SECURITIES (5.3%)

            FINANCIALS (5.3%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (5.3%)
     2,000  Bear Stearns Commercial Mortgage Securities, Inc.   4.99         9/11/2042           1,867
     1,000  Citigroup Commercial Mortgage Trust                 5.40         7/15/2044             973
     1,000  Commercial Mortgage Pass-Through Certificates       5.21         6/10/2044             996
     1,000  Credit Suisse First Boston
              Mortgage Securities Corp.                         5.10         8/15/2038             971
     1,000  GE Capital Commercial Mortgage Corp.                5.33         3/10/2044             819
     1,000  Greenwich Capital Commercial Funding Corp.          5.88         7/10/2038           1,038
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                  5.04        10/15/2042             827
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                  5.57         4/15/2043             921
     1,000  Merrill Lynch Mortgage Trust                        5.14         7/12/2038             888
       500  Merrill Lynch Mortgage Trust                        5.67         5/12/2039             427
     1,000  Morgan Stanley Capital I, Inc.                      5.07         8/13/2042             993
     1,000  Wachovia Bank Commercial Mortgage Trust             5.36        12/15/2044             797
       500  Wachovia Bank Commercial Mortgage Trust             5.60        10/15/2048             494
     1,475  Wachovia Bank Commercial Mortgage Trust             5.34        11/15/2048           1,514
                                                                                              --------
            Total Financials                                                                    13,525
                                                                                              --------
            Total Commercial Mortgage Securities (cost: $13,390)                                13,525
                                                                                              --------
            U.S. TREASURY SECURITIES (8.3%)

            INFLATION-INDEXED NOTES (8.3%)
     1,087  1.25%, 4/15/2014                                                                     1,123
     8,439  1.25%, 7/15/2020                                                                     9,809
     6,429  2.50%, 1/15/2029                                                                     8,938
     1,110  2.63%, 7/15/2017                                                                     1,320
                                                                                              --------
            Total U.S. Treasury Securities (cost: $18,533)                                      21,190
                                                                                              --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                       MARKET
AMOUNT                                                         COUPON                            VALUE
(000)       SECURITY                                            RATE          MATURITY           (000)
------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (1.8%)

            APPROPRIATED DEBT (0.4%)
    $1,000  Univ. of California                                 0.82%(c)     7/01/2041(f)     $  1,000
                                                                                              --------
            ELECTRIC UTILITIES (0.2%)
       500  West Virginia EDA                                   2.00         1/01/2041(f)          500
                                                                                              --------
            ENVIRONMENTAL & FACILITIES SERVICES (1.2%)
     1,000  California Pollution Control Financing Auth.        0.65(c)      8/01/2023(f)        1,000
     1,000  Illinois State Finance Auth.                        1.13         4/01/2013(f)        1,003
     1,000  Indiana State Finance Auth. "A"                     0.55(c)      5/01/2034(f)        1,000
                                                                                              --------
                                                                                                 3,003
                                                                                              --------
            Total Municipal Bonds (cost: $4,500)                                                 4,503
                                                                                              --------

------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
$(000)/SHARES
------------------------------------------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS (2.0%)
    54,671  iShares iBoxx High Yield Corporate Bond Fund (cost: $5,000)                          4,987
                                                                                              --------
            Total Bonds (cost: $166,571)                                                       168,647
                                                                                              --------
            MONEY MARKET INSTRUMENTS (4.7%)

            VARIABLE-RATE DEMAND NOTES (0.4%)

            MUNICIPAL BONDS (0.4%)
            ----------------------
            AIRPORT/PORT (0.4%)
    $1,000  Clark County (LOC - Landesbank Baden-Wurttemberg) (cost: $1,000)                     1,000
                                                                                              --------
            MONEY MARKET FUNDS (4.3%)
10,820,418  State Street Institutional Liquid Reserve Fund, 0.20%(g) (cost: $10,820)            10,820
                                                                                              --------
            Total Money Market Instruments (cost: $11,820)                                      11,820
                                                                                              --------
            TOTAL INVESTMENTS (COST: $252,475)                                                $252,341
                                                                                              ========

================================================================================

26  | USAA REAL RETURN FUND

================================================================================

-----------------------------------------------------------------------------------------------
($ IN 000s)                                     VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------
                                        (LEVEL 1)         (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS        OBSERVABLE   UNOBSERVABLE
ASSETS                       FOR IDENTICAL ASSETS            INPUTS         INPUTS        TOTAL
-----------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                          $ 27,255          $      -             $-     $ 27,255
  Preferred Securities                      1,059             1,099              -        2,158
International Equity Securities:
  Common Stocks                             1,096                 -              -        1,096
  Preferred Securities                        255             2,326              -        2,581
  Exchange-Traded Funds                    19,861                 -              -       19,861
Precious Metals And Minerals Securities:
  Gold                                     10,301               588              -       10,889
  Platinum Group Metals                         -               432              -          432
  Silver                                      608                 -              -          608
Global Real Estate Equity Securities:
  Common Stocks                             3,757                 -              -        3,757
  Exchange-Traded Funds                     3,237                 -              -        3,237
Bonds:
  Corporate Obligations                         -            94,233              -       94,233
  Eurodollar And Yankee Obligations             -            24,645              -       24,645
  Asset-Backed Securities                       -             5,564              -        5,564
  Commercial Mortgage Securities                -            13,525              -       13,525
  U.S. Treasury Securities                 21,190                 -              -       21,190
  Municipal Bonds                               -             4,503              -        4,503
  Exchange-Traded Funds                     4,987                 -              -        4,987
Money Market Instruments:
  Variable-Rate Demand Notes                    -             1,000              -        1,000
  Money Market Funds                       10,820                 -              -       10,820
-----------------------------------------------------------------------------------------------
Total                                    $104,426          $147,915             $-     $252,341
-----------------------------------------------------------------------------------------------

For the period of January 1, 2012, through June 30, 2012, equity securities with a fair value of $1,054,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.7% of net assets at June 30, 2012.

    The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

o   CATEGORIES AND DEFINITIONS

    ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by

================================================================================

28  | USAA REAL RETURN FUND

================================================================================

    assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

    EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

    U.S. TREASURY INFLATION-INDEXED NOTES -- designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

    EDA     Economic Development Authority

    REIT    Real estate investment trust

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

    collateral trust. The enhancements do not guarantee the market values of the securities.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

    (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement with the Norway Government.

o   SPECIFIC NOTES

    (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Asset Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (b) Security was fair valued at June 30, 2012, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

    (c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2012.

    (d) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at June 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

================================================================================

30  | USAA REAL RETURN FUND

================================================================================

    (e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

    (f) Put bond -- provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

    (g) Rate represents the money market fund annualized seven-day yield at June 30, 2012.

     *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $252,475)              $252,341
   Cash denominated in foreign currencies (identified cost of $1)                    1
   Receivables:
      Capital shares sold                                                          210
      USAA Asset Management Company (Note 6C)                                      163
      Dividends and interest                                                     1,497
      Securities sold                                                               75
                                                                              --------
         Total assets                                                          254,287
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased                                                         120
      Capital shares redeemed:
         Affiliated transactions (Note 7)                                            8
         Nonaffiliated transactions                                                 65
      Bank overdraft                                                                15
   Accrued management fees                                                         102
   Accrued transfer agent's fees                                                    91
   Other accrued expenses and payables                                              43
                                                                              --------
         Total liabilities                                                         444
                                                                              --------
           Net assets applicable to capital shares outstanding                $253,843
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $252,932
   Accumulated undistributed net investment income                                 104
   Accumulated net realized gain on investments                                    941
   Net unrealized depreciation of investments                                     (134)
                                                                              --------
           Net assets applicable to capital shares outstanding                $253,843
                                                                              ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $176,612/17,449 shares outstanding)          $  10.12
                                                                              ========
      Institutional Shares (net assets of $77,231/7,625 shares outstanding)   $  10.13
                                                                              ========

See accompanying notes to financial statements.

================================================================================

32  | USAA REAL RETURN FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $13)                       $  785
   Interest                                                                3,914
                                                                          ------
         Total income                                                      4,699
                                                                          ------
EXPENSES
   Management fees                                                           591
   Administration and servicing fees:
      Fund Shares                                                            131
      Institutional Shares                                                    31
   Transfer agent's fees:
      Fund Shares                                                            554
      Institutional Shares                                                    31
   Custody and accounting fees:
      Fund Shares                                                             54
      Institutional Shares                                                    18
   Postage:
      Fund Shares                                                             30
      Institutional Shares                                                     1
   Shareholder reporting fees:
      Fund Shares                                                             13
   Trustees' fees                                                              6
   Registration fees:
      Fund Shares                                                             17
      Institutional Shares                                                     1
   Professional fees                                                          40
   Other                                                                       8
                                                                          ------
         Total expenses                                                    1,526
   Expenses reimbursed:
      Fund Shares                                                           (537)
      Institutional Shares                                                   (48)
                                                                          ------
         Net expenses                                                        941
                                                                          ------
NET INVESTMENT INCOME                                                      3,758
                                                                          ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                            630
      Foreign currency transactions                                           (3)
   Change in net unrealized appreciation/depreciation                      5,180
                                                                          ------
         Net realized and unrealized gain                                  5,807
                                                                          ------
   Increase in net assets resulting from operations                       $9,565
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2012 (unaudited), and year ended December 31,
2011

---------------------------------------------------------------------------------
                                                          6/30/2012    12/31/2011
---------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                   $  3,758      $  6,810
   Net realized gain on investments                             630         1,569
   Net realized loss on foreign currency transactions            (3)           (3)
   Change in net unrealized appreciation/depreciation
      of investments                                          5,180        (5,252)
                                                           ----------------------
      Increase in net assets resulting from operations        9,565         3,124
                                                           ----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                            (2,600)       (5,314)
      Institutional Shares                                   (1,105)       (1,453)
                                                           ----------------------
         Total distributions of net investment income        (3,705)       (6,767)
                                                           ----------------------
   Net realized gains:
      Fund Shares                                                 -        (1,002)
      Institutional Shares                                        -          (265)
                                                           ----------------------
         Total distributions of net realized gains                -        (1,267)
                                                           ----------------------
         Distributions to shareholders                       (3,705)       (8,034)
                                                           ----------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                4,158        55,805
   Institutional Shares                                      29,415        16,697
                                                           ----------------------
         Total net increase in net assets from
            capital share transactions                       33,573        72,502
                                                           ----------------------
   Capital contribution from USAA Transfer Agency
      Company                                                     -             1
                                                           ----------------------
   Net increase in net assets                                39,433        67,593
NET ASSETS
   Beginning of period                                      214,410       146,817
                                                           ----------------------
   End of period                                           $253,843      $214,410
                                                           ======================
Accumulated undistributed net investment income:
   End of period                                           $    104      $     51
                                                           ======================

See accompanying notes to financial statements.

================================================================================

34  | USAA REAL RETURN FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act. The Fund's investment objective seeks a total return that exceeds the rate of inflation over an economic cycle.

As a nondiversified fund, the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers, or large companies generally. Such a focused investment strategy may increase the volatility of the Fund's investment results because this Fund may be more susceptible to risk associated with a single economic, political, or regulatory event than a diversified fund.

The Fund has two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional shares are currently offered for sale only through a USAA Managed Account Program or to a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the USAA Asset Management Company (Manager) and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities.

================================================================================

36  | USAA REAL RETURN FUND

================================================================================

        If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

        faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities and all bonds, except U.S. Treasuries and exchange-traded funds, which are valued based on methods discussed in
    Note 1A5, and variable-rate demand notes, which are valued at amortized cost.

================================================================================

38  | USAA REAL RETURN FUND

================================================================================

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

    U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G.  SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS --
    Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market

================================================================================

40  | USAA REAL RETURN FUND

================================================================================

    value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended June 30, 2012, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by less than $500, respectively.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended June 30, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of December 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss

================================================================================

42  | USAA REAL RETURN FUND

================================================================================

carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Manager has reviewed the open tax period ended Decmber 31, 2011, and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended December 31, 2011, and each of the three preceding fiscal years, generally remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2012, were $52,486,000 and $25,095,000, respectively.

As of June 30, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $9,693,000 and $9,827,000, respectively, resulting in net unrealized depreciation of $134,000.

(5) CAPITAL SHARE TRANSACTIONS

At June 30, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

Capital share transactions for the Institutional Shares resulted from purchases and sales by the affiliated Target Funds. Capital share transactions for all classes were as follows, in thousands:

                                  SIX-MONTH PERIOD ENDED         YEAR ENDED
                                         6/30/2012               12/31/2011
--------------------------------------------------------------------------------
                                   SHARES        AMOUNT      SHARES      AMOUNT
                                   ---------------------------------------------
FUND SHARES:
Shares sold                         4,050       $ 41,632      7,517     $ 76,495
Shares issued from
  reinvested dividends                255          2,589        535        5,303
Shares redeemed                    (3,898)       (40,063)    (2,572)     (25,993)
                                   ---------------------------------------------
Net increase from capital share
  transactions                        407       $  4,158      5,480     $ 55,805
                                   =============================================
INSTITUTIONAL SHARES:
Shares sold                         3,151       $ 32,124      1,765     $ 17,817
Shares issued from
  reinvested dividends                109          1,105        173        1,718
Shares redeemed                      (377)        (3,814)      (280)      (2,838)
                                   ---------------------------------------------
Net increase from capital share
  transactions                      2,883       $ 29,415      1,658     $ 16,697
                                   =============================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year. For the six-month period ended June 30, 2012, the Fund incurred management fees, paid or payable to the Manager, of $591,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets of the Fund Shares, and 0.10% of average net assets of the Institutional

================================================================================

44  | USAA REAL RETURN FUND

================================================================================

    Shares. For the six-month period ended June 30, 2012, the Fund Shares and Institutional Shares incurred administration and servicing fees, paid or payable to the Manager, of $131,000 and $31,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended June 30, 2012, the Fund reimbursed the Manager $6,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2013, to limit the annual expenses of the Fund Shares and the Institutional shares to 0.85% and 0.65%, respectively, of their average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund Shares and Institutional Shares for all expenses in excess of those amounts. This expense limitation arrangement may not be changed or terminated through May 1, 2013, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2012, the Fund incurred reimbursable expenses from the Manager for the Fund Shares and the Institutional Shares of $537,000 and $48,000, respectively, of which $163,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for Fund Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund Shares also pay SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. Transfer

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    agent's fees for Institutional Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of the Institutional Shares' average net assets, plus out-of-pocket expenses. For the six-month period ended June 30, 2012, the Fund Shares and Institutional Shares incurred transfer agent's fees, paid or payable to SAS, of $554,000 and $31,000, respectively.

E. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Fund's Institutional Shares is one of 14 USAA mutual funds in which the affiliated USAA fund-of-funds may invest. The USAA fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control. As of June 30, 2012, the Fund recorded a payable for capital shares redeemed of $8,000 for the USAA fund-of funds' redemptions of Institutional Shares. As of June 30, 2012, the USAA fund-of-funds owned the following percentages of the total outstanding shares of the Fund:

                                                                    OWNERSHIP %
-------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                      2.4%
USAA Target Retirement 2020 Fund                                        4.1
USAA Target Retirement 2030 Fund                                        6.3
USAA Target Retirement 2040 Fund                                        6.1

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

46  | USAA REAL RETURN FUND

================================================================================

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the six-month period ended June 30, 2012, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                              NET REALIZED
                                             COST TO            GAIN TO
    SELLER             PURCHASER            PURCHASER            SELLER
--------------------------------------------------------------------------
USAA High            USAA Real
  Income Fund          Return Fund         $2,076,000           $77,000

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(9) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH                                 PERIOD
                                               PERIOD ENDED          YEAR ENDED            ENDED
                                                 JUNE 30,           DECEMBER 31,        DECEMBER 31,
                                               -----------------------------------------------------
                                                   2012                 2011               2010***
                                               -----------------------------------------------------
Net asset value at beginning of period         $   9.84             $  10.02            $  10.00
                                               -------------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .16                  .34                 .08(a)
  Net realized and unrealized gain (loss)           .27                 (.12)               (.00)(a),(b)
                                               -------------------------------------------------
Total from investment operations                    .43                  .22                 .08(a)
                                               -------------------------------------------------
Less distributions from:
  Net investment income                            (.15)                (.34)               (.06)
  Realized capital gains                              -                 (.06)                  -
                                               -------------------------------------------------
Total distributions                                (.15)                (.40)               (.06)
                                               -------------------------------------------------
Net asset value at end of period               $  10.12             $   9.84            $  10.02
                                               =================================================
Total return (%)*                                  4.39                 2.18                 .78
Net assets at end of period (000)              $176,612             $167,716            $115,893
Ratios to average net assets:**
  Expenses (%)(d)                                   .85(c)               .85                 .85(c)
  Expenses, excluding reimbursements (%)(d)        1.47(c)              1.48                1.61(c)
  Net investment income (%)                        3.12(c)              3.50                3.33(c)
Portfolio turnover (%)                               11                   24                   2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $174,888,000.
*** Fund Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

48  | USAA REAL RETURN FUND

================================================================================

(9) FINANCIAL HIGHLIGHTS (CONTINUED) -- INSTITUTIONAL SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 SIX-MONTH                               PERIOD
                                                PERIOD ENDED         YEAR ENDED           ENDED
                                                  JUNE 30,          DECEMBER 31,       DECEMBER 31,
                                                ---------------------------------------------------
                                                   2012                 2011              2010***
                                                ---------------------------------------------------
Net asset value at beginning of period          $  9.85              $ 10.03           $ 10.00
                                                ----------------------------------------------
Income (loss) from investment operations:
  Net investment income                             .15                  .36               .09(a)
  Net realized and unrealized gain (loss)           .29                 (.12)              .00(a),(b),(e)
                                                ----------------------------------------------
Total from investment operations                    .44                  .24               .09(a)
                                                ----------------------------------------------
Less distributions from:
  Net investment income                            (.16)                (.36)             (.06)
  Realized capital gains                              -                 (.06)                -
                                                ----------------------------------------------
Total distributions                                (.16)                (.42)             (.06)
                                                ----------------------------------------------
Net asset value at end of period                $ 10.13              $  9.85           $ 10.03
                                                ==============================================
Total return (%)*                                  4.48                 2.38               .91
Net assets at end of period (000)               $77,231              $46,694           $30,924
Ratios to average net assets:**
  Expenses (%)(c)                                   .65(d)               .65               .65(d)
  Expenses, excluding reimbursements (%)(c)         .80(d)               .76               .84(d)
  Net investment income (%)                        3.35(d)              3.71              3.33(d)
Portfolio turnover (%)                               11                   24                 2

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended June 30, 2012, average net assets were
    $62,832,000.
*** Institutional Shares commenced operations on October 18, 2010.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) Reflects total operating expenses of the Institutional Shares before reductions of any expenses paid indirectly. The Institutional Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Reflects a net realized and unrealized gain per share, whereas the statement of operations for the period ended December 31, 2010, reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases for the Institutional Shares in relation to fluctuating market values for the portfolio.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

EXPENSE EXAMPLE

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2012, through June 30, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before

================================================================================

50  | USAA REAL RETURN FUND

================================================================================

expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                        EXPENSES PAID
                                    BEGINNING           ENDING          DURING PERIOD*
                                  ACCOUNT VALUE      ACCOUNT VALUE     JANUARY 1, 2012 -
                                 JANUARY 1, 2012     JUNE 30, 2012       JUNE 30, 2012
                                 -------------------------------------------------------
FUND SHARES
Actual                              $1,000.00          $1,043.90             $4.32

Hypothetical
 (5% return before expenses)         1,000.00           1,020.64              4.27

INSTITUTIONAL SHARES
Actual                               1,000.00           1,044.80              3.30

Hypothetical
 (5% return before expenses)         1,000.00           1,021.63              3.27

* Expenses are equal to the annualized expense ratio of 0.85% for Fund Shares and 0.65% for Institutional Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 4.39% for Fund Shares and 4.48% for Institutional Shares for the six-month period of January 1, 2012, through June 30, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  51

================================================================================

ADVISORY AGREEMENT

June 30, 2012 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 17, 2012, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuance of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory

================================================================================

52  | USAA REAL RETURN FUND

================================================================================

Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of its duties through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment

================================================================================

                                                        ADVISORY AGREEMENT |  53

================================================================================

personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and a high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the other funds in the Trust, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end and no-load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate - which includes advisory and administrative services and the effects of any reimbursements - was below the median of its expense group and its

================================================================================

54  | USAA REAL RETURN FUND

================================================================================

expense universe. The data indicated that the Fund's total expenses, after reimbursements, were below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee. The Board also took into account the Manager's current undertakings to maintain expense limitations for the Fund. In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one-year period ended December 31, 2011. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the one-year ended December 31, 2011.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board including operating profit information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This information included a review of the methodology used in the allocation of certain costs to the Fund. In considering the profitability data with respect to the Fund, the Trustees noted that the Manager has reimbursed a portion of its management fees to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that

================================================================================

                                                        ADVISORY AGREEMENT |  55

================================================================================

affiliates will provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board took into account management's discussions of the Fund's current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board also considered the fee waivers and expense reimbursement arrangements by the Manager. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's current Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's current advisory expenses are reasonable in relation to the services to be provided by the Manager; and
(v) the Manager and its affiliates' anticipated level of profitability from their relationship with the Fund is reasonable. Based on its conclusions, the Board determined that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

56  | USAA REAL RETURN FUND

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select "Investments,"
AT usaa.com                            then "Mutual Funds"

OR CALL                                Under "Investments" view
(800) 531-USAA                         account balances, or click
        (8722)                         "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and
(ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   94423-0812                                (C)2012, USAA. All rights reserved.

   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.




                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         -----------------------------------------------------------
         Signature and Title:  ADYM W. RYGMYR, Secretary

Date:     08/24/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.